Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	$ (30,080)	$ 11,968	$ 62,135
Profit attributable to non-controlling interests	19,162	4,906	12,473
Income tax expense	(36,220)	(24,877)	(30,950)
Financial expense, net	(340,892)	(331,810)	(402,348)
Depreciation, amortization, and impairment charges	(439,441)	(408,604)	(310,755)
Total segment Adjusted EBITDA	824,388	796,123	821,555
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	(30,080)	11,968	62,135
Profit attributable to non-controlling interests	19,162	4,906	12,473
Income tax expense	36,220	24,877	30,950
Financial expense, net	340,892	331,810	402,348
Depreciation, amortization, and impairment charges	439,441	408,604	310,755
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	18,753	13,958	2,894
Total segment Adjusted EBITDA	$ 824,388	$ 796,123	$ 821,555